Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,167,000
Previously Paid Amount	0.00
Total Fee Amount	989.76
Total Offset Amount	0.00
Net Fee	989.76
Narrative - Max Aggregate Offering Price	$ 7,167,000
Final Prospectus	true